UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund:  BlackRock Municipal Income Quality Trust (BYM)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.7%
City of Birmingham Alabama Airport Authority, ARB, (AGM), 5.50%, 7/01/40	$5,800	$6,327,800
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,495	1,734,634
County of Jefferson Alabama, RB, Limited Obligation Schools, Series A, 4.75%, 1/01/25	2,800	2,710,904
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	3,800	4,393,864

		15,167,202
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,196,335
Arizona — 0.4%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,381,787
5.25%, 10/01/28	250	278,448

		1,660,235
California — 14.9%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	723,231
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 1/01/28 (a)	10,100	12,993,246
California State Public Works Board, LRB:
Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,680,355
Various Judicial Council Projects, Series A, 5.00%, 3/01/38	3,080	3,367,241
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,620	1,751,738
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM):
5.00%, 8/01/31	7,450	8,289,764
Municipal Bonds	Par (000)	Value
California (concluded)
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM) (concluded):
0.00%, 8/01/36 (b)	$4,200	$1,313,550
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/31	2,500	2,732,300
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (b):
0.00%, 8/01/31	13,575	5,841,322
0.00%, 8/01/32	14,150	5,770,228
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (c)	1,580	904,360
San Diego California Unified School District, GO, CAB, Election of 2008 (b):
Series G, 0.00%, 7/01/34	725	261,725
Series G, 0.00%, 7/01/35	775	262,989
Series G, 0.00%, 7/01/36	1,155	368,099
Series G, 0.00%, 7/01/37	770	230,985
Series C, 0.00%, 7/01/38	2,000	656,320
San Diego California Unified School District, GO, Refunding, CAB, Election of 2008, Series R-1, 0.00%, 7/01/31 (b)	1,400	674,492
San Jose California Unified School District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (a)	2,350	2,481,976
State of California, GO, Refunding, Various Purpose, 5.00%, 10/01/41	1,100	1,195,502
State of California, GO, Various Purpose, 5.00%, 4/01/42	5,000	5,452,600
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/37 (b)	10,000	3,377,600

		60,329,623
Colorado — 0.3%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	960	1,056,970
District of Columbia — 2.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,499,145

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 12.2%
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	$1,400	$1,559,894
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	6,750	7,610,962
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,475	3,789,835
County of Miami-Dade Florida, RB:
CAB, Special Obligation, Sub-Series A (NPFGC), 0.00%, 10/01/38 (b)	22,270	6,324,235
Seaport, Series A, 6.00%, 10/01/38	2,770	3,204,945
Transit System Sales Surtax (AGM), 5.00%, 7/01/35	1,300	1,421,485
County of Miami-Dade Florida, Refunding RB, Special Obligation, Sub-Series B, 5.00%, 10/01/37	780	846,885
County of Miami-Dade Florida Aviation, Refunding ARB:
Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,748,850
Series A, 5.50%, 10/01/36	5,000	5,601,200
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	320,373
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3 (Ginnie Mae, Fannie Mae & Freddie Mac), 5.45%, 7/01/33	1,255	1,321,402
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	6,150	6,840,830
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,340	1,514,227
South Florida Water Management District, COP, (AMBAC), 5.00%, 10/01/36	1,000	1,071,730
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	2,000	2,231,480

		49,408,333
Municipal Bonds	Par (000)	Value
Georgia — 2.5%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	$7,500	$8,904,375
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,349,150

		10,253,525
Hawaii — 2.6%
City & County of Honolulu Hawaii Board of Water Supply, RB, Series A, 5.00%, 7/01/14 (a)	5,000	5,020,900
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,596,050

		10,616,950
Illinois — 17.4%
City of Chicago Illinois, GO, Refunding, Project, Series A:
5.25%, 1/01/33	3,000	3,166,320
5.00%, 1/01/34	6,600	6,838,788
City of Chicago Illinois, Refunding RB:
Midway Airport, 2nd Lien, Series B, 5.00%, 1/01/36 (d)	2,000	2,169,500
Sales Tax Receipts, Series A, 5.00%, 1/01/41	4,875	5,077,703
City of Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	1,305	1,377,114
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 1/01/34	9,800	10,915,926
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	1,525	1,716,967
City of Chicago Illinois Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	600	640,164
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	650	709,254
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	8,316,000
5.50%, 12/01/38	1,000	1,123,500

2	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	$310	$336,235
County of Cook Illinois Forest Preserve District, GO, Series C, 5.00%, 12/15/37	360	388,912
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	4,725	4,997,160
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B, 4.25%, 6/15/42	7,500	7,579,800
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	831,410
State of Illinois, GO:
5.25%, 2/01/33	2,435	2,630,287
5.50%, 7/01/33	880	976,158
5.25%, 2/01/34	5,910	6,364,538
5.50%, 7/01/38	475	519,721
5.00%, 2/01/39	2,500	2,602,950
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	1,020	1,114,370

		70,392,777
Indiana — 1.9%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,228,821
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	5,750	6,392,505

		7,621,326
Iowa — 2.3%
Iowa Finance Authority, RB, Iowa Health Facilities:
Genesis Health System, 5.50%, 7/01/33	3,000	3,428,310
Series A (AGC), 5.63%, 8/15/37	5,000	5,689,550

		9,117,860
Municipal Bonds	Par (000)	Value
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	$1,500	$1,715,460
Louisiana — 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A:
5.00%, 2/01/43	1,550	1,682,633
4.00%, 2/01/48	550	521,620
State of Louisiana Gasoline & Fuels Tax, RB, Series A (AGM), 5.00%, 5/01/31	7,500	8,020,875

		10,225,128
Massachusetts — 1.0%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Series A:
(AGM), 5.00%, 8/15/15 (a)	1,675	1,772,083
(AGM), 5.00%, 8/15/30	595	626,059
Senior, 5.00%, 5/15/43	1,395	1,561,535

		3,959,677
Michigan — 4.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,172,350
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,100	1,278,915
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	9,050	9,716,532
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,223,960
Series I-A, 5.38%, 10/15/41	800	887,400
Series II-A, 5.38%, 10/15/36	1,500	1,667,970
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/39	430	466,400

		19,413,527

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	$6,345	$6,759,646
Nevada — 1.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	3,000	3,246,780
(AGM), 5.25%, 7/01/39	4,100	4,452,395

		7,699,175
New Jersey — 4.2%
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/38 (b)	5,845	1,731,172
Transportation Program, Series AA, 5.25%, 6/15/33	1,660	1,872,497
Transportation Program, Series AA, 5.50%, 6/15/39	3,785	4,304,453
Transportation System, Series A, 5.50%, 6/15/41	3,000	3,349,740
Transportation System, Series B, 5.25%, 6/15/36	5,000	5,505,800
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	165	183,417

		16,947,079
New York — 5.6%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,246,400
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B:
5.00%, 11/01/30	14,150	16,218,871
5.00%, 11/01/32	1,650	1,875,473
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	770	879,525
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,300	1,514,136

		22,734,405
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	736,319
Municipal Bonds	Par (000)	Value
Ohio (concluded)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	$780	$884,793
5.25%, 2/15/33	1,095	1,235,959

		2,857,071
Pennsylvania — 0.5%
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	772,347
Series C, 5.50%, 12/01/33	630	728,910
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	625	730,600

		2,231,857
South Carolina — 2.2%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	301,202
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	5,000	5,421,550
State of South Carolina Public Service Authority, RB, Santee Cooper, Series E, 5.50%, 12/01/53	610	680,321
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,360	2,595,976

		8,999,049
Tennessee — 0.3%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	940	1,070,340
Texas — 20.3%
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	615	681,014
Comal Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/36	2,500	2,653,900
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 8/15/30 (b)	10,030	6,014,690
County of Harris Texas, GO, Refunding, (NPFGC) (b):
0.00%, 8/15/25	7,485	5,470,337
0.00%, 8/15/28	10,915	7,139,611

4	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Houston Sports Authority, Refunding RB (NPFGC) (b):
3rd Lien, Series A-3, 0.00%, 11/15/38	$16,890	$3,848,049
CAB, Junior Lien, Series H, 0.00%, 11/15/38	5,785	1,351,434
CAB, Junior Lien, Series H, 0.00%, 11/15/39	6,160	1,340,416
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (b)	2,340	816,098
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,249,445
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,980	3,302,555
New Hope Cultural Education Facilities Corp., HRB, University & College Revenue (AGM), 5.00%, 4/01/46	135	144,176
North Texas Tollway Authority, RB:
CAB, Special Project System, Series B, 0.00%, 9/01/37 (b)	1,975	579,189
Convertible CAB, Series C, 0.00%, 9/01/45 (b)	2,500	2,244,300
Special Projects System, Series A, 6.00%, 9/01/41	1,000	1,210,820
North Texas Tollway Authority, Refunding RB, 1st Tier System, Series A:
6.00%, 1/01/28	625	737,625
(NPFGC), 5.75%, 1/01/40	23,050	25,586,883
Northside Independent School District, GO, School Building (PSF-GTD), 5.13%, 6/15/14 (a)	5,000	5,010,350
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 9/15/42	250	246,238
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	2,105	2,223,238
5.00%, 12/15/32	3,600	3,749,724
Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	$6,250	$6,598,187

		82,198,279
Washington — 2.4%
County of King Washington Sewer, Refunding RB, (AGM), 5.00%, 1/01/36	2,200	2,316,666
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	2,000	2,125,700
MultiCare Health System, Series C (AGC), 5.50%, 8/15/43	4,000	4,369,240
Providence Health & Services, Series A, 5.25%, 10/01/39	675	727,596

		9,539,202
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,666,920
Total Municipal Bonds — 109.7%		444,337,096

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Arizona — 1.9%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,465,256
Phoenix Civic Improvement Corp., RB, Sub-Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/37	4,490	4,665,604
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	1,500	1,651,665

		7,782,525
California — 7.9%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (f)	3,379	3,771,389

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014	5

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California (concluded)
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	$8,000	$8,805,760
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,870	5,416,852
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,842,900
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	5,000	5,541,550
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	449	518,434

		31,896,885
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,080	1,279,811
Florida — 9.9%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32 (f)	3,000	3,290,490
5.00%, 10/01/37	5,000	5,442,250
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/16	1,800	1,935,882
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,950	2,114,365
County of Miami-Dade Florida Water & Sewer System, RB (AGM), 5.00%, 10/01/39	10,101	10,836,505
County of Orange Florida School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	6,096	6,781,095
(NPFGC), 5.00%, 8/01/30	6,000	6,436,800
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	2,999	3,320,325

		40,157,712
Illinois — 8.4%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	8,310	8,638,578
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	$2,400	$2,749,584
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	7,020	7,424,457
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	1,400	1,556,904
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	4,499	5,003,579
Series A, 5.00%, 1/01/38	7,714	8,458,464

		33,831,566
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (f)	4,197	4,869,841
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	2,024	2,377,489

		7,247,330
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36	2,000	2,202,781
New York — 8.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,240	6,818,776
City of New York New York Water & Sewer System, RB, Series DD, 5.00%, 6/15/35	1,845	2,089,296
County of Erie New York Industrial Development Agency, RB, City of Buffalo School District Project, Series A (AGM), 5.75%, 5/01/28	4,494	5,047,836
Metropolitan Transportation Authority, RB, Dedicated Tax, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,574,483

6	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New York (concluded)
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	$5,720	$6,305,042
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	4,500	5,117,490

		32,952,923
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	620	698,387
South Carolina — 0.2%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	600	679,746
Texas — 1.8%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	4,167	4,724,695
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	782,768
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (f)	1,500	1,652,640

		7,160,103
Utah — 1.4%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,573,400
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	446,814
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	$3,494	$3,852,079
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., Obligated Group:
Series A, 5.00%, 4/01/42	3,520	3,813,955
Series C, 5.25%, 4/01/39	2,500	2,686,075

		6,500,030
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 45.0%		182,262,092
Total Long-Term Investments (Cost — $578,009,355) — 154.7%		626,599,188

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	6,242,684	6,242,684
Total Short-Term Securities (Cost — $6,242,684) — 1.5%		6,242,684
Total Investments (Cost — $584,252,039*) — 156.2%		632,841,872
Other Assets Less Liabilities — 1.4%		5,462,316
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.7%)		(96,078,622)
VMTP Shares, at Liquidation Value — (33.9%)		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$405,025,566
* As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$490,605,205

Gross unrealized appreciation		$49,910,492
Gross unrealized depreciation		(3,734,604)

Net unrealized appreciation		$46,175,888

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014	7

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$2,169,500	$7,060

(e)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $14,474,164.

(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income
FFI Institutional Tax-Exempt Fund	5,187,077	1,055,607	6,242,684	$1,588

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(510)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$64,012,969	$(243,761)

8	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$626,599,188	—	$626,599,188
Short-Term Securities	$6,242,684	—	—	6,242,684

Total	$6,242,684	$626,599,188	—	$632,841,872

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(243,761)	—	—	$(243,761)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014	9

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$666,000	—	—	$666,000
Liabilities:
TOB trust certificates	—	$(96,060,779)	—	(96,060,779)
VMTP Shares	—	(137,200,000)	—	(137,200,000)

Total	$666,000	$(233,260,779)	—	$(232,594,779)

There were no transfers between levels during the period ended May 31, 2014.

10	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: July 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date: July 23, 2014